SA FUNDS – Investment Trust

SA Fixed Income Fund

SA U.S. Market Fund

SA U.S. HBtM Fund

SA U.S. Small Company Fund

SA International HBtM Fund

SA International Small Company Fund

Supplement dated May 26, 2006 to the
Statement of Additional Information dated October 28, 2005

This Supplement updates the following information contained in the above-dated Statement of Additional Information (the “SAI”) of the SA Funds – Investment Trust.

In the section entitled “Management of the Trust”, the “Officers” portion of the table on pages 15 and 16 of the SAI is replaced in its entirety with the following:

Name, Address and Date of Birth	Position(s) Held with Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships / Directorships Held

Officers:
Robert Herrmann LWI Financial Inc. 3055 Olin Avenue Suite 2000 San Jose, CA 95128 DOB: 08/27/62	President and Chief Executive Officer (since April 2006)

Chief Executive Officer of LWI
Financial, Inc., (since April 2006);
Managing Director of the Business
Development Group, Wachovia
Securities, LLC (2003 to 2005); Senior
Vice President and Director of Wealth
Management, Prudential Securities Inc.
(2002 to 2003); and Senior Manager,
Merrill, Lynch, Pierce, Fenner & Smith
Incorporated (1987 to 2002).

			N/A	None
Gerard Melia Loring Ward Group, Inc. 280 Park Avenue 5th Floor East New York, NY 10017 DOB : 07/06/65	Chief Financial and Accounting Officer and Treasurer (since March 2006)

Chief Financial Officer of LWI
Financial, Inc., (since March 2006);
Director, Americas Chief Financial
Officer, Credit Suisse Asset
Management (2004 to 2006); Director,
Global Financial Controller, Credit
Suisse Asset Management (2002 to
2004); Director of Finance, Credit
Suisse Financial Services Division
(2001 to 2002); and Director, Global
Head of Global Expense Management
(2001).

			N/A	None

Steven K. McGinnis LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 10/16/45	Chief Compliance Officer (since February 2005)

Vice President, LWI Financial Inc.
(since January 2005); Litigation and
Compliance Consultant/Expert Witness
(May 2003 - December 2004); Chief
Regulatory Officer, National Planning
Holdings, Inc. (May 1999 - May 2003).

			N/A	None
Hong Ho LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 DOB: 11/22/68	Secretary (since January 2005)	Manager, Corporate Operations, LWI Financial Inc. (since 2001); Manager, Human Resources, LWI Financial Inc. (2000); Manager, Accounting, LWI Financial Inc. (1996 - 2000).	N/A	None

(1)                Each Trustee and officer shall serve for the lifetime of the Trust or until he or she dies, resigns, or is removed.

The second paragraph from the bottom on page 22 of the SAI is replaced in its entirety with the following:

The following individuals are affiliated persons of the Trust and of the Adviser: Robert Herrmann, Gerard Melia, Steven K. McGinnis, and Hong Ho. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

The second paragraph under the heading “Distributor” on page 23 of the SAI is replaced in its entirety with the following:

Robert Herrmann, Gerard Melia, Steven K. McGinnis, and Hong Ho are affiliated persons of the Trust and of the Distributor.

- Please Retain This Supplement For Your Future Reference -